Financial instruments - Summary Of Movements In Allowance For Impairment Relating to Trade Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
At January 1	$ (7,381)
At December 31	(9,493)	$ (7,381)
Trade receivables | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
At January 1	23	22
Impairment loss recognized	19	31
Amounts written off	(10)	(30)
Acquisition through business combination	0
Exchange translation differences	1
At December 31	$ 33	$ 23